Common Stock	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
(14) Common Stock
The Class A common stockholder has the entire voting rights of Federated; however, without the consent of the majority of the holders of the Class B common stock, the Class A common stockholder cannot alter Federated’s structure, dispose of all or substantially all of Federated’s assets, amend the Articles of Incorporation or Bylaws of Federated to adversely affect the Class B common stockholders, or liquidate or dissolve Federated. With respect to dividends, distributions and liquidation rights, the Class A common stock and Class B common stock have equal preferences and rights.
(a) Dividends
Cash dividends of $100.0 million, $228.7 million and $98.5 million were paid in 2011, 2010 and 2009, respectively, to holders of common stock. In the first quarter 2010, Federated paid $1.26 per share or $129.8 million for a special dividend in addition to the regular quarterly cash dividends paid throughout 2010. All dividends are considered ordinary dividends for tax purposes.
(b) Treasury Stock Repurchase
During 2008, the board of directors authorized a share repurchase program that allows Federated to buy back as many as 5 million shares of Class B common stock. The program has no stated expiration date and no other programs existed as of December 31, 2011. The program authorizes executive management to determine the timing and the amount of shares for each purchase. The repurchased stock is held in treasury for employee share-based compensation plans, potential acquisitions and other corporate activities. During the year ended December 31, 2011, Federated repurchased 1.5 million shares of common stock for $28.1 million, nearly all of which were repurchased in the open market. The remaining shares were repurchased in connection with employee separations and are not counted against the board-approved share repurchase program. At December 31, 2011, approximately 2.2 million shares remain available to be purchased under the current buyback program.